Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 348,306	$ 333,287
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(348,306)	(333,287)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	180,989	164,313
Defined Benefit Plan Service Cost	2,190	2,016	1,727
Defined Benefit Plan Interest Cost	7,801	8,543	6,434
Temporary Deviation Loss	0	437	86
Defined Benefit Plan, Special Termination Benefits	0	0	671
Benefits paid	(7,348)	(6,108)
Actuarial loss	(21)	11,788
Benefit obligation at end of year	183,611	180,989	164,313
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost	0	(200)		0
Net loss	35,486	37,669
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	35,486	37,469	25,788
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(180,989)	(164,313)
Accumulated other comprehensive loss at beginning of year	37,469	25,788
Amount prepaid (accued) at beginning of year	(143,520)	(138,525)
Additional benefit cost	0	(437)
Net periodic benefit credit (cost)	(11,953)	(10,666)
Defined Benefit Plan Contributions By Employer	7,348	6,108
Amount prepaid (accrued) at end of year	(148,125)	(143,520)	(138,525)
Accumulated other comprehensive loss at end of year	(35,486)	(37,469)	(25,788)
Net liabilities at end of year	$ (183,611)	$ (180,989)	$ (164,313)